Item 1. Schedule of Investments:

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Putnam U.S. Government Income Trust
The fund's portfolio
June 30, 2005 (Unaudited)
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U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (176.7%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (131.2%)
Government National Mortgage Association Adjustable Rate Mortgages 4 1/2s, August 20, 2034		$33,318,911	$33,349,731
Government National Mortgage Association Graduated Payment Mortgages
13 3/4s, November 20, 2014		8,001	10,010
13 1/2s, April 15, 2011		24,834	29,341
13 1/4s, December 20, 2014		18,479	22,859
12 3/4s, with due dates from November 15, 2013 to December 20, 2014		52,575	63,838
12 1/2s, June 15, 2010		11,622	13,281
12 1/4s, with due dates from September 15, 2013 to January 15, 2015		108,283	129,654
11 1/4s, with due dates from September 15, 2015 to January 15, 2016		182,650	216,431
10 3/4s, February 15, 2016		11,651	13,664
10s, with due dates from November 15, 2009 to November 15, 2009		50,994	55,411
9 1/4s, with due dates from April 15, 2016 to May 15, 2016		29,071	32,637
Government National Mortgage Association Pass-Through Certificates
8 1/2s, with due dates from November 15, 2005 to December 15, 2019		242,409	245,951
8s, with due dates from May 15, 2024 to August 15, 2032		44,796,765	48,656,080
8s, with due dates from January 15, 2008 to November 15, 2009		2,941,418	3,116,051
7 1/2s, with due dates from October 15, 2021 to November 15, 2032		45,446,717	49,255,337
7 1/2s, with due dates from March 15, 2017 to May 15, 2017		46,207	49,755
7s, with due dates from March 15, 2022 to May 15, 2032		54,987,095	58,757,917
7s, with due dates from October 15, 2007 to August 15, 2012		2,857,693	3,012,182
6 1/2s, with due dates from October 15, 2023 to July 15, 2034		35,084,918	36,842,196
6s, with due dates from November 15, 2023 to October 15, 2033		1,793,142	1,854,352
5 1/2s, with due dates from December 15, 2032 to May 15, 2035		47,294,733	48,405,409
5 1/2s, TBA, July 1, 2035		900,000,000	918,914,040
5s, TBA, July 1, 2035		899,178,000	905,992,061

			2,109,038,188

U.S. Government Agency Mortgage Obligations (45.5%)

Federal Home Loan Mortgage Corporation
6 1/2s, with due dates from June 1, 2031 to January 1, 2035		1,168,567	1,211,019
5 1/2s, with due dates from August 1, 2013 to May 1, 2020		3,197,274	3,290,383
5s, with due dates from May 1, 2034 to May 1, 2034		815,149	815,786
Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from January 1, 2024 to January 1, 2034		2,070,903	2,192,432
6 1/2s, with due dates from March 1, 2024 to August 1, 2034		3,833,447	3,977,675
6 1/2s, March 1, 2016		47,281	49,059
6s, November 1, 2017		322,038	333,347
5 1/2s, with due dates from November 1, 2008 to May 1, 2020		472,220,904	485,531,089
5 1/2s, TBA, July 1, 2035		228,391,000	231,495,702
5s, August 1, 2033		2,370	2,376
4 1/2s, June 1, 2034		1,736,918	1,700,415
4 1/2s, TBA, July 1, 2020		900,000	895,922

			731,495,205

Total U.S. government and agency mortgage obligations (cost $2,820,089,487)			$2,840,533,393

COLLATERALIZED MORTGAGE OBLIGATIONS (10.6%)(a)
		Principal amount	Value

Adjustable Rate Mortgage Trust Ser. 05-7, Class 1A1, 4.981s, 2035		$7,100,000	$7,153,250
Fannie Mae
Ser. 02-26, Class A2, 7 1/2s, 2048		687,371	735,541
Ser. 04-W8, Class 3A, 7 1/2s, 2044		1,384,868	1,486,997
Ser. 04-W11, Class 1A4, 7 1/2s, 2044		3,391,962	3,640,188
Ser. 04-T3, Class 1A4, 7 1/2s, 2044		4,208,655	4,515,235
Ser. 04-W9, Class 2A3, 7 1/2s, 2044		4,095,404	4,390,686
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,147,108	1,233,300
Ser. 03-W4, Class 4A, 7 1/2s, 2042		388,381	414,542
Ser. 02-T18, Class A4, 7 1/2s, 2042		2,645,198	2,831,042
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		8,106,204	8,675,827
Ser. 02-T16, Class A3, 7 1/2s, 2042		19,060	20,396
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		9,797,346	10,490,923
Ser. 02-W6, Class 2A, 7 1/2s, 2042		29,704	31,738
Ser. 02-W1, Class 2A, 7 1/2s, 2042		235,888	250,713
Ser. 02-14, Class A2, 7 1/2s, 2042		865,674	925,061
Ser. 01-T10, Class A2, 7 1/2s, 2041		5,486,311	5,849,765
Ser. 02-T4, Class A3, 7 1/2s, 2041		390,854	416,877
Ser. 01-T12, Class A2, 7 1/2s, 2041		569,209	607,233
Ser. 01-T8, Class A1, 7 1/2s, 2041		1,470,257	1,565,237
Ser. 01-T7, Class A1, 7 1/2s, 2041		13,775,313	14,651,484
Ser. 01-T3, Class A1, 7 1/2s, 2040		2,042,968	2,174,180
Ser. 01-T1, Class A1, 7 1/2s, 2040		6,131,106	6,540,668
Ser. 99-T2, Class A1, 7 1/2s, 2039		2,525,389	2,700,434
Ser. 03-W10, Class 1A1, 7 1/2s, 2032		505,014	539,236
Ser. 02-T1, Class A3, 7 1/2s, 2031		5,539,545	5,913,004
Ser. 00-T6, Class A1, 7 1/2s, 2030		1,239,959	1,318,825
Ser. 02-W7, Class A5, 7 1/2s, 2029		1,099,040	1,175,689
Ser. 01-T4, Class A1, 7 1/2s, 2028		5,873,238	6,310,220
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,948,316	2,081,972
Ser. 05-45, Class OX, IO (Interest only), 7s, 2035		167,263	26,695
Ser. 04-W1, Class 2A2, 7s, 2033		3,715,996	3,944,762
Ser. 318, Class 2, IO, 6s, 2032		856,762	141,213
Ser. 350, Class 2, IO, 5 1/2s, 2034		28,137,978	4,840,401
Ser. 338, Class 2, IO, 5 1/2s, 2033		47,464,086	8,341,823
Ser. 333, Class 2, IO, 5 1/2s, 2033		12,060,846	2,125,191
Ser. 329, Class 2, IO, 5 1/2s, 2033		65,382,104	11,462,116
Ser. 05-65, Class KI, IO, 3.76s, 2035		1,674,000	103,145
IFB Ser. 05-45, Class EW, 3.41s, 2035		1,244,418	72,369
Ser. 352, Class 1, PO (Principal only), zero %, 2034		5,186,138	4,343,834
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043		1,882,865	2,023,052
Ser. T-58, Class 4A, 7 1/2s, 2043		13,535,777	14,454,813
Ser. T-42, Class A5, 7 1/2s, 2042		157,106	167,783
Ser. T-41, Class 3A, 7 1/2s, 2032		608,227	648,084
Freddie Mac
Ser. 224, IO, 6s, 2033		2,556,690	409,070
Ser. 226, IO, 5 1/2s, 2034		11,596,437	2,086,598
Ser. 223, IO, 5 1/2s, 2032		3,300,252	550,710
Government National Mortgage Association IFB Ser. 05-7, Class NP, 7.27s, 2033		826,330	841,824
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12, Class 2A5, 4.322s, 2035		15,414,000	15,323,073

Total collateralized mortgage obligations (cost $182,577,982)			$170,546,819

SHORT-TERM INVESTMENTS (35.1%)(a)
		Principal amount	Value

Interest in $801,000,000 joint tri-party repurchase agreement dated June 30, 2005 with Bank of America Securities, LLC due July 1, 2005 with respect to various U.S. Government obligations -- maturity value of $197,718,836 for an effective yield of 3.43% (collateralized by Fannie Mae with yields ranging from 5% to 6% and a due date of April 1, 2035, valued at $817,020,001)		$197,700,000	$197,700,000
U.S. Treasury Bills zero %, August 4, 2005 (SEG)		225,000	224,360
Federal Home Loan Banks, for an effective yield of zero %, July 15, 2005		91,933,000	91,822,170
Federal Home Loan Banks, for an effective yield of zero %, July 13, 2005		274,400,000	274,117,368

Total short-term investments (cost $563,863,898)			$563,863,898

TOTAL INVESTMENTS
Total investments (cost $3,566,531,367 (b) )			$3,574,944,110

Putnam U.S. Government Income Trust
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 2 yr (Short)	597	$(123,989,412)	Sep - 05	$(121,524)
U.S. Treasury Note 10 yr (Long)	971	110,178,156	Sep - 05	$(304,965)
U.S. Treasury Bond (Short)	294	(34,912,500)	Sep - 05	(687,648)
U.S. Treasury Note 5 yr (Short)	129	(14,046,891)	Sep - 05	(50,778)
			Sep - 05
Total futures contracts outstanding				$(1,164,915)

Putnam U.S. Government Income Trust
TBA SALE COMMITMENTS OUTSTANDING at 6/30/05 (proceeds receivable $1,408,535,572) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5 1/2s, July 1, 2020	$3,204,000	7-19-05	$3,287,354
FNMA, 7s, July 1, 2035	1,725,000	7-14-05	1,818,797
FNMA, 5 1/2s, July 1, 2020	469,700,000	7-19-05	482,029,625
GNMA, 6 1/2s, July 1, 2035	16,000,000	7-21-05	16,707,501
GNMA, 5s, July 1, 2035	899,178,000	7-21-05	905,992,061

Total TBA sales commitments outstanding			$1,409,835,338

Putnam U.S. Government Income Trust

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citibank, N.A. dated June 24, 2005 to receive semi-annually the notional amount multiplied by 4.335% and pay quarterly the notional amount multiplied by the three month USD-LIBOR- BBA.	$116,000,000	6/28/15	$19,778

Agreement with Lehman Brothers Special Financing, Inc. dated June 24, 2005 to receive semi-annually the notional amount multiplied by 4.3275% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	58,000,000	6/28/15	(53,818)

Agreement with Lehman Brothers Special Financing, Inc. dated June 27, 2005 to pay semi-annually the notional amount multiplied by 3.9334% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	39,900,000	6/29/07	33,053

Agreement with Lehman Brothers Special Financing, Inc. dated June 27, 2005 to pay semi-annually the notional amount multiplied by 4.3059% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,300,000	6/29/15	18,034

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	40,220,000	7/1/20	--

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	40,220,000	7/1/20	--

Total interest rate swap contracts outstanding			$17,047

KEY TO ABBREVIATIONS
IFB -- Inverse Floating Rate Bonds

NOTES
(a)	Percentages indicated are based on net assets of $1,607,276,760.

(b)

The aggregate identified cost on a tax basis is $3,566,538,548, resulting in gross unrealized appreciation and depreciation of $21,126,713 and $12,721,151, respectively, or net unrealized appreciation of $8,405,562.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts June 30, 2005.

At June 30, 2005, liquid assets totaling $646,762,265 have been designated as collateral for open forward commitments and open swap contracts.

TBA after the name of a security represents to be announced securities.

The rates shown on IFB's which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements  The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be  an amount at least equal to the resale price, including accrued interest.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty.  Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar Rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold.  The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase.  The fund will also be able to earn interest on the cash proceeds that are received from the initial sale.  The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005